Condensed financial information of the parent company (Tables)	12 Months Ended
Dec. 31, 2020
Condensed Financial Information Disclosure [Abstract]
Schedule of parent company balance sheet
	December 31, 2020	December 31, 2019
ASSETS
Cash and cash equivalents	$7,154,881	$48,100
Due from subsidiaries	713,106	6,800
Investment in subsidiaries	24,021,154	15,385,144
Total Assets	$31,889,141	$15,440,044

LIABILITIES AND EQUITY
Total Liabilities	$55,000	$55,000

Commitments and Contingencies

Shareholders’ Equity
Class A Ordinary Share (par value $0.0001 per share, 450,000,000 shares authorized; 19,435,423 and 16,102,420 shares issued and outstanding at December 31, 2020 and 2019, respectively)	1,944	1,610
Class B Ordinary Share (par value $0.0001 per share, 50,000,000 shares authorized; 5,497,715 and 5,497,715 shares issued and outstanding at December 31, 2020 and 2019, respectively)	550	550
Additional paid-in capital	22,775,154	12,044,855
Retained earnings	8,141,280	3,682,800
Accumulated other comprehensive income (loss)	915,213	(344,771)
Total Shareholders’ Equity	31,834,141	15,385,044
Total Liabilities and Shareholders’ Equity	$31,889,141	$15,440,044

Schedule of parent company statements of income and comprehensive income
	For the Years Ended December 31,
	2020	2019	2018
Equity in gain of subsidiaries	$4,470,613	$4,046,770	$3,019,323
General and administrative expenses	(12,233)	(100)	-
Net Income	4,458,380	4,046,670	3,019,323

Other Comprehensive (Loss) Income
Foreign currency translation adjustment	1,259,984	(173,604)	(379,520)
Comprehensive Income	$5,718,364	$3,873,066	$2,639,803

Schedule of parent company statements of cash flows
	For the Years Ended December 31,
	2020	2019	2018
Cash Flows from Operating Activities:
Net Cash Provided by Operating Activities	$(700,873)	$48,100	$-

Cash Flows from Investing Activities:
Investment in a subsidiary	(3,690,000)	-	-
Net Cash Used Investing Activities	(3,690,000)	-	-

Cash Flows from Financing Activities:
Proceeds from issuance of common stocks in connection with initial public offering, net off issuance cost	11,497,654	-	-
Net Cash Used Financing Activities	11,497,654	-	-

Net increase in cash and cash equivalents	7,106,781	48,100	-
Cash and cash equivalents at beginning of year	48,100	-	-
Cash and cash equivalents at end of year	$7,154,881	$48,100	$-